H4 Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
H4 Related party transactions

Related party transactions
IAS 24, “Related Party Disclosures” requires disclosure of related party relationships, transactions and outstanding balances.
During 2021, various minor related party transactions were executed pursuant to contracts based on terms customary in the industry and negotiated on an arm’s length basis. The main related party transactions relate to Ericsson Nikola Tesla d.d located in Croatia, with sales from the Company to the associate of SEK 0.4 billion (SEK 0.4 billion in 2020 and SEK 0.6 billion in 2019) and purchases from the associate to the Company of SEK 1.2 billion (SEK 1.2 billion in 2020 and SEK 1.5 billion in 2019). Ericsson holds 49.07% of the shares. For information regarding equity and Ericsson’s share of assets, liabilities and income in joint ventures and associated companies, see note E3 “Associated companies.”
For information regarding transactions with the Board of Directors and Group management, see note G2 “Information regarding members of the Board of Directors and Group management.”
For information about the Company’s pension trusts, see note G1 ”Post-employment benefits.”